Cash and Cash Equivalents:	12 Months Ended
Dec. 31, 2013
Cash and Cash Equivalents: [Abstract]
Cash and Cash Equivalents:

Note 4.      Cash and Cash Equivalents:

	December 31,	December 31,
	2013	2012
Bank deposits	$1,578,903	$2,981,234
Money market funds	1,396,934	5,366,284
Total	$2,975,837	$8,347,518

At December 31, 2013 and 2012, the Company had cash of approximately $1,200 and $9,000 respectively, in Venezuela.